Commitments and Contingencies - Summary of Financing for All Ships (Details) - Ocean Ships $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of commitments and contingencies [line items]
Price	$ 4,753,496
Viking Vesta
Disclosure of commitments and contingencies [line items]
Price	$ 446,050
Delivery Date	2025
Viking Mira
Disclosure of commitments and contingencies [line items]
Price	$ 501,523
Delivery Date	2026
Viking Libra
Disclosure of commitments and contingencies [line items]
Price	$ 501,523
Delivery Date	2026
Viking Astrea
Disclosure of commitments and contingencies [line items]
Price	$ 517,000
Delivery Date	2027
Ship XVI
Disclosure of commitments and contingencies [line items]
Price	$ 517,000
Delivery Date	2028
Ship XVII
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2028
Ship XVIII
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2029
Ship XIX
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2030
Ship XX
Disclosure of commitments and contingencies [line items]
Price	$ 567,600
Delivery Date	2030